Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2025
Retirement benefit plan
Schedule of amounts recognized in balance sheet from defined benefit plans

	As of
	December 31,
In CHF thousands	2025	2024	2023
Defined benefit obligation	(48,261)	(52,455)	(41,060)
Fair value of plan assets	39,615	43,611	35,290
Total liability	(8,646)	(8,844)	(5,770)

Schedule of amounts recognized in statement of profit and loss from defined benefit plans

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Current service cost	1,952	1,688	1,453
Past service cost	—	—	903
(Gains) and losses on settlement / curtailment	(1,757)	—	—
Interest cost	544	680	804
Interest income	(438)	(574)	(705)
Net pension cost	301	1,794	2,455

Schedule of changes in defined benefit obligations, fair value of plan assets and net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Defined benefit obligation as of January 1	(52,455)	(41,060)	(32,410)
Current service cost	(1,952)	(1,688)	(1,453)
Past service cost	—	—	(903)
Interest cost	(544)	(680)	(804)
Change in demographic assumptions	—	(16)	136
Change in financial assumptions	(2,652)	(3,846)	(2,908)
Change in experience assumptions	831	(1,078)	(57)
Benefits (deposited)/paid	4,119	(2,504)	(1,265)
Gains and (losses) on settlement / curtailment	6,057	—	—
Employees’ contributions	(1,665)	(1,583)	(1,396)
Defined benefit obligation as of December 31	(48,261)	(52,455)	(41,060)

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Fair value of plan assets as of January 1	43,611	35,290	29,197
Interest income	438	574	705
Employees’ contributions	1,665	1,583	1,396
Employer’s contributions	1,853	1,804	1,567
Benefits (paid) / deposited	(4,119)	2,504	1,265
Gains and (losses) on settlement / curtailment	(4,300)	—	—
Return on plan assets excluding interest income	467	1,856	1,160
Fair value of plan assets as of December 31	39,615	43,611	35,290

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Net defined benefit liabilities as of January 1	8,844	5,770	3,213
Net pension cost through statement of income/(loss)	301	1,794	2,455
Remeasurement through other comprehensive income/(loss)	1,353	3,084	1,669
Employer’s contribution	(1,853)	(1,804)	(1,567)
Net defined benefit liabilities as of December 31	8,645	8,844	5,770

Schedule of amounts recognized in statement of other comprehensive income from defined benefit plans

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Effect of changes in demographic assumptions	—	(16)	136
Effect of changes in financial assumptions	(2,652)	(3,846)	(2,908)
Effect of changes in experience assumptions	831	(1,078)	(57)
Return on plan assets excluding interest income	467	1,856	1,160
Total other comprehensive gain/(loss)	(1,353)	(3,084)	(1,669)

Schedule of actuarial assumptions and quantitative sensitivity analysis

	For the Year Ended
	December 31,
	2025	2024	2023
Discount rate	1.30%	1.00%	1.50%
Rate of future increase in compensations	2.00%	2.00%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	3.25%	1.25%	1.50%
Mortality and disability rates	2020 GT (CMI)	BVG 2020 GT (CMI)	BVG 2020 GT (CMI)

A quantitative sensitivity analysis for significant assumptions as of December 31, 2025 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	44,698	52,332	49,343	47,256	50,262	46,435	49,613	46,984
Decrease/(increase) from actual defined benefit obligation	3,563	(4,071)	(1,082)	1,005	(2,001)	1,826	(1,352)	1,277

A quantitative sensitivity analysis for significant assumptions as of December 31, 2024 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	48,532	56,936	53,728	51,262	54,683	50,423	53,865	51,118
Decrease/(increase) from actual defined benefit obligation	3,923	(4,481)	(1,273)	1,193	(2,228)	2,032	(1,410)	1,337